Note 13: Loans Payable: Short Term Loans (Policies)	3 Months Ended
Aug. 31, 2013
Policies
Short Term Loans

SHORT TERM LOANS

The Company has loans, with no due date, in the amount of $398,249, non-interest bearing and unsecured, with our President, CEO and Director, Jerry G. Mikolajczyk d/b/a Lighthouse Investments.

The Company has a loan, with no due date, in the amount of $20,000, is non-interest bearing and unsecured, with our President, CEO and Director, Jerry G. Mikolajczyk.

On March 28, 2011, the Company entered into Redemption Agreement with Peter Matousek, the Company’s president and director, which provides in part for the Company to redeem from Mr. Matousek a total of 140 million shares of the Company’s common stock at a price of $87,500 or $0.000625 per share. The terms of the stock redemption, agreement is a non-callable 3-year note. The principal will accrue interest at the rate of 0.55% (IRS Short Term AFR – April 2011) per annum, until March 31, 2014 (the “Maturity Date”). Principal plus all accrued interest will be due on the Maturity Date.

On May 31, 2011, Mr. Matousek assigned the unsecured Note Payable of $87,500 plus accrued interest to Comtax Services, Inc. The Company accrued $1,170 interest as of August 31, 2013.

On March 28, 2011, the Company entered into redemption agreements with four shareholders, which in total provided for the redemption of 60 million shares of the Company’s common stock. The purchase price for the 60 million shares totaled $37,500 or $0.000625 per share. The terms of the stock redemption, agreement is a non-callable 3-year note (Notes). The principal will accrue interest at the rate of 0.55% (IRS Short Term AFR – April 2011) per annum, until March 31, 2014 (the “Maturity Date”). Principal plus all accrued interest will be due on the Maturity Date. On July 15, 2011, our President, CEO and Director, Jerry G. Mikolajczyk, acquired 100% interest in Womack Holdings, Inc. Womack Holdings, Inc. holds one of the four Notes payable, $9,375, by the Company. The Company accrued $500 interest as of August 31, 2013 for the four Notes.

Schedule of Short Terms Loans
	August 31, 2013
Other Current Asset	Loan	Interest	Total Loan
Mikolajczyk, Jerry - assigned from Comtax Services, Inc.	$398,249	$0	$398,249
Mikolajczyk, Jerry - Deposit on Series B Preferred Stock	$20,000	$0	$20,000
Stock Redemption - Mikolajczyk acquisition	$9,375	$125	$9,500
Stock Redemption - 3rd party - assigned from Matousek	$87,500	$1,170	$88,670
Stock Redemption - 3rd party	$9,375	$125	$9,500
Stock Redemption - 3rd party	$9,375	$125	$9,500
Stock Redemption - 3rd party	$9,375	$125	$9,500
Total Short Terms Loans	$543,249	$1,670	$544,919